UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23027

John Hancock Collateral Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2021

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual report
John Hancock
Collateral Trust
Fixed income
December 31, 2021

John Hancock
Collateral Trust

2	Your fund at a glance
5	Manager’s discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund’s investments
14	Financial statements
17	Financial highlights
18	Notes to financial statements
22	Report of independent registered public accounting firm
23	Trustees and Officers
27	More information
1	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks current income, while maintaining adequate liquidity, safeguarding the return of principal and minimizing risk of default.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2021 (%)

The Intercontinental Exchange (ICE) Bank of America (BofA) 3-Month U.S. Treasury Bill Index is an unmanaged index that seeks to measure the performance of outstanding U.S. Treasury bills that mature closest to, but not beyond, three months from the rebalancing date
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be obtained by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s registration statement.
ANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	2

MATURITY COMPOSITION AS OF 12/31/2021 (% of total investments)

3	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Inflation caused the U.S. Federal Reserve (Fed) to taper asset purchases
The inflation rate climbed to 6.8%, causing the Fed to advance its tapering pace and signal interest-rate hikes beginning in the first quarter of 2022.
The fund generated a positive return but didn’t keep pace with its benchmark
The fund slightly underperformed the ICE BofA 3-Month U.S. Treasury Bill Index.
PORTFOLIO COMPOSITION AS OF 12/31/2021 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the "Risks" section of the registration statement.
ANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	4

Manager’s discussion of fund performance
What factors affected the market during the 12 months ended December 31, 2021?
The year began with markets continuing to grapple with the effects of the COVID-19 pandemic; however, with more optimism as vaccine rollouts continued to make substantial progress. Short-term markets continued to produce very low yields with the U.S. Federal Reserve (Fed) maintaining its stance of accommodative policy, keeping the federal funds target rate at 0 to 25 basis points while continuing with $120 billion per month of asset purchases.
As the U.S. economy continued to move toward normalization and rebound from its pandemic lows, the Fed’s pivot away from accommodative policy took center stage in the fourth quarter. In response to a strengthening economy and a consistent improvement in labor market conditions, the Fed announced that it’ll taper asset purchases by $15 billion per month after its November meeting, and then increased that pace to $30 billion per month after its December meeting as inflation reached its highest level in nearly four decades, increasing to 6.8%.
How did the fund perform?
In the beginning of the year, we found value and took opportunities in longer-dated maturities, which extended the duration of the fund. With no expectations for a Fed rate hike in the near term, it made sense to extend the fund’s duration and lock in any incremental yield that was available. We also
TOP 10 ISSUERS AS OF 12/31/2021 (% of net assets)
Federal Farm Credit Bank, 0.020% to 0.435%, 1-5-22 to 1-13-23	5.7
National Rural Utilities Cooperative Finance Corp., 0.193% to 0.203%, 1-4-22 to 1-20-22	5.1
Novartis AG, 0.051% to 0.376%, 1-3-22 to 5-17-22	5.1
Manhattan Asset Funding Company LLC, 0.071% to 0.223%, 1-5-22 to 7-1-22	5.0
MUFG Bank, Ltd., 0.041% to 0.264%, 1-6-22 to 6-7-22	4.7
Apple, Inc., 0.030%, 1-6-22	4.4
Gotham Funding Corp., 0.101% to 0.152%, 1-5-22 to 2-4-22	4.4
The Bank of Nova Scotia, 0.152% to 0.305%, 2-25-22 to 9-15-22	3.9
JP Morgan Securities LLC, 0.122% to 0.223%, 1-12-22 to 3-7-22	3.7
Unilever Capital Corp., 0.061% to 0.071%, 1-21-22 to 1-24-22	3.5
TOTAL	45.5
5	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT

maintained a large position in repurchase agreements helping to maintain plenty of liquidity in the fund.
In the second half of the year, inflation persistently ran above the Fed’s target and the Fed became increasingly more hawkish as it became clear this increase in inflation wasn’t transient as it had claimed in the first half of the year. We began shortening the fund’s weighted average maturity and weighted average life over the course of the fourth quarter. Excess cash in the system continues to pin yields close to near zero and we balanced between remaining short in anticipation of a potential rate hike in the first quarter of 2022, while also looking for opportunities to buy securities that price in a more aggressive path of Fed rate hikes.
Where have you found good opportunities?
In the beginning of the year, it was in longer-dated fixed securities; as the year progressed and the expectation for Fed rate hikes continued to be pulled forward, we found it was in the fund’s best interest to shorten up and build liquidity. As we move forward, we’ll most likely increase the fund’s exposure to floating-rate securities that will price in future rate hikes.
Can you tell us about a recent change to the fund?
Effective November 19, 2021, the fund converted to an institutional prime money market fund.
MANAGED BY

Jeffrey N. Given, CFA
The views expressed in this report are exclusively those of Jeffrey N. Given, CFA, Manulife Investment Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	6

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception (2-2-15)	5-year	Since inception (2-2-15)
Collateral Trust	0.04	1.22	0.98	6.23	6.98
Index†	0.05	1.14	0.88	5.84	6.24
Performance figures assume all distributions have been reinvested.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the Financial highlights within this report. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The net expenses and gross expense annualized ratios are 0.10% and 0.55%, respectively.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the ICE BofA 3-Month U.S. Treasury Bill Index.
7	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Collateral Trust for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the ICE BofA 3-Month U.S. Treasury Bill Index.
The Intercontinental Exchange (ICE) Bank of America (BofA) 3-Month U.S. Treasury Bill Index is an unmanaged index that seeks to measure the performance of outstanding U.S. Treasury bills that mature closest to, but not beyond, three months from the rebalancing date
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	8

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (if applicable), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on July 1, 2021, with the same investment held until December 31, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on July 1, 2021, with the same investment held until December 31, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
9	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the registration statements for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

	Account value on 7-1-2021	Ending value on 12-31-2021	Expenses paid during 12-31-2021[1]	Annualized expense ratio
Actual expenses/actual returns	$1,000.00	$1,000.20	$0.45	0.09%
Hypothetical example	1,000.00	1,024.80	0.46	0.09%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	10

Fund’s investments
AS OF 12-31-21
	Maturity date	Yield (%)	Par value^	Value
Commercial paper 70.4%				$885,510,363
(Cost $885,552,292)
Apple, Inc.	01-06-22	0.030	55,000,000	54,999,542
Archer-Daniels-Midland Company	01-13-22	0.051	18,000,000	17,999,565
Australia & New Zealand Banking Group, Ltd.	02-01-22	0.112	10,000,000	9,999,351
BMW US Capital LLC	01-20-22 to 01-24-22	0.091	26,500,000	26,498,951
CAFCO LLC	01-03-22	0.010	39,031,000	39,030,740
Chariot Funding LLC	02-24-22 to 03-23-22	0.172 to 0.233	20,000,000	19,993,016
Commonwealth Bank of Australia	01-19-22 to 07-15-22	0.101 to 0.264	21,500,000	21,488,496
Cooperatieve Rabobank UA	02-08-22	0.132	1,250,000	1,249,893
Gotham Funding Corp.	01-05-22 to 02-04-22	0.101 to 0.152	54,950,000	54,945,520
John Deere Canada ULC	01-07-22	0.081	10,000,000	9,999,883
JP Morgan Securities LLC	01-12-22 to 03-07-22	0.122 to 0.223	46,731,000	46,718,531
Long Island Power Authority	02-08-22	0.132	10,000,000	9,999,894
Manhattan Asset Funding Company LLC	01-05-22 to 07-01-22	0.071 to 0.223	64,000,000	63,962,651
MUFG Bank, Ltd.	01-06-22 to 06-07-22	0.041 to 0.264	59,000,000	58,978,540
National Rural Utilities Cooperative Finance Corp.	01-04-22 to 01-20-22	0.193 to 0.203	65,661,000	65,658,954
Novartis Finance Corp.	01-03-22	0.051	62,000,000	61,999,740
Old Line Funding LLC	01-14-22 to 05-05-22	0.122 to 0.203	39,750,000	39,728,759
PSP Capital, Inc.	02-07-22 to 04-14-22	0.112 to 0.223	20,000,000	19,992,818
Royal Bank of Canada	11-14-22 to 11-15-22	0.407	10,000,000	9,957,621
Salt River Project Agricultural Improvement & Power District	01-06-22 to 01-19-22	0.101 to 0.122	12,250,000	12,248,687
Sumitomo Mitsui Trust Bank, Ltd.	01-11-22 to 02-23-22	0.132 to 0.183	29,100,000	29,096,851
Swedbank AB	02-07-22 to 02-23-22	0.142 to 0.183	12,725,000	12,723,931
The Bank of Nova Scotia	03-03-22 to 09-15-22	0.203 to 0.305	18,450,000	18,424,947
The University of Chicago	04-05-22	0.172	2,600,000	2,598,478
Thunder Bay Funding LLC	01-25-22 to 03-18-22	0.112 to 0.203	31,325,000	31,317,054
Toyota Credit Canada, Inc.	04-18-22	0.162	20,000,000	19,985,240
Trinity Health Corp.	01-20-22	0.101	1,000,000	999,967
Unilever Capital Corp.	01-21-22 to 01-24-22	0.061 to 0.071	44,000,000	43,998,092
University of California	01-04-22	0.071	5,000,000	4,999,679
Westpac Banking Corp.	04-01-22 to 09-08-22	0.193 to 0.233	30,000,000	29,977,021
Westpac Securities NZ, Ltd.	02-07-22 to 07-08-22	0.132 to 0.355	9,550,000	9,544,415

Yale University	01-19-22 to 01-20-22	0.071	36,395,000	36,393,536
11	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Maturity date	Yield (%)	Par value^	Value

U.S. Government Agency 9.4%				$117,595,047
(Cost $117,542,109)
Federal Farm Credit Bank	01-05-22	0.020	19,000,000	18,999,989

Federal Farm Credit Bank (SOFR + 0.060%) (A)	01-13-23	0.071	10,524,000	10,527,298
Federal Farm Credit Bank (SOFR + 0.080%) (A)	03-10-22	0.132	7,000,000	7,000,929
Federal Farm Credit Bank (Prime rate - 3.100%) (A)	03-15-22	0.157	5,000,000	5,000,624
Federal Farm Credit Bank (Prime rate - 2.970%) (A)	05-27-22	0.284	15,000,000	15,011,569
Federal Farm Credit Bank (3 month USBMMY + 0.250%) (A)	02-22-22	0.309	10,000,000	10,003,346
Federal Farm Credit Bank (SOFR + 0.380%) (A)	04-22-22	0.435	5,000,000	5,005,693
Federal Home Loan Bank	02-25-22 to 03-11-22	0.035 to 0.085	11,000,000	11,013,368
Federal National Mortgage Association (SOFR + 0.190%) (A)	05-19-22	0.243	5,000,000	5,003,029
Federal National Mortgage Association (SOFR + 0.200%) (A)	06-15-22	0.253	10,000,000	10,007,530

Federal National Mortgage Association (SOFR + 0.390%) (A)	04-15-22	0.446	20,000,000	20,021,672
Corporate interest-bearing obligations 4.3%				$54,549,874
(Cost $54,610,884)
Credit Suisse AG (SOFR + 0.450%) (A)	02-04-22	0.193	10,000,000	10,001,808

Merck & Company, Inc.	02-10-22	0.160	1,005,000	1,007,289
Microsoft Corp.	02-06-22	0.371	6,726,000	6,726,816
Novartis Capital Corp.	05-17-22	0.376	2,780,000	2,796,313
Pfizer, Inc.	03-11-22	0.210	1,500,000	1,506,754
Philip Morris International, Inc.	02-18-22 to 11-02-22	0.453 to 0.641	10,324,000	10,455,034
The Home Depot, Inc.	06-01-22	0.380	10,000,000	10,076,674
U.S. Bancorp	03-15-22	0.454	2,500,000	2,507,768
UBS AG (B)	04-21-22	0.353	5,000,000	5,015,691

Westpac Banking Corp.	01-11-22	0.160	4,453,000	4,455,727
Certificate of deposit 2.4%				$30,003,415
(Cost $30,000,857)
The Bank of Nova Scotia (SOFR + 0.160%) (A)	02-28-22	0.152	5,000,000	5,000,500

The Bank of Nova Scotia (SOFR + 0.170%) (A)	02-25-22	0.213	25,000,000	25,002,915
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	12

	Maturity date	Yield (%)	Par value^	Value

Time deposits 2.0%				$25,000,000
(Cost $25,000,000)
Sumitomo Mitsui Banking Corp.	01-25-22	0.132	25,000,000	25,000,000

U.S. Government 1.6%				$20,002,787
(Cost $20,002,148)
U.S. Treasury Note (3 month USBMMY + 0.154%) (A)	01-31-22	0.112	20,000,000	20,002,787

Municipal bonds 0.2%				$3,016,337
(Cost $3,016,361)
State of California	04-01-22	0.161	3,000,000	3,016,337

	Par value^	Value
Repurchase agreement 6.0%		$75,000,000
(Cost $75,000,000)
Barclays Tri-Party Repurchase Agreement dated 12-31-21 at 0.050% to be repurchased at $50,000,208 on 1-3-22, collateralized by $47,668,900 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-25 (valued at $51,000,309)	50,000,000	50,000,000
Repurchase Agreement with State Street Corp. dated 12-31-21 at 0.000% to be repurchased at $25,000,000 on 1-3-22, collateralized by $22,082,200 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-22 (valued at $25,500,080)	25,000,000	25,000,000

Total investments (Cost $1,210,724,651) 96.3%		$1,210,677,823
Other assets and liabilities, net 3.7%		46,786,163
Total net assets 100.0%		$1,257,463,986

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
At 12-31-21, the aggregate cost of investments for federal income tax purposes was $1,210,724,651. Net unrealized depreciation aggregated to $46,828, of which $70,563 related to gross unrealized appreciation and $117,391 related to gross unrealized depreciation.
13	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 12-31-21

Assets
Unaffiliated investments, at value (Cost $1,210,724,651)	$1,210,677,823
Cash	46,904,943
Interest receivable	372,861
Other assets	33,589
Total assets	1,257,989,216
Liabilities
Distributions payable	296,121
Payable to affiliates
Administrative services fees	44,889
Transfer agent fees	5,000
Trustees’ fees	15
Other liabilities and accrued expenses	179,205
Total liabilities	525,230
Net assets	$1,257,463,986
Net assets consist of
Paid-in capital	$1,257,510,814
Total distributable earnings (loss)	(46,828)
Net assets	$1,257,463,986

Net asset value per share
Based on 125,708,716 shares of beneficial interest outstanding - unlimited number of shares authorized with no par value	$10.00
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Collateral Trust	14

STATEMENT OF OPERATIONS For the year ended 12-31-21

Investment income
Interest	$1,718,902
Expenses
Investment management fees	5,587,818
Administrative services fees	149,749
Transfer agent fees	60,000
Trustees’ fees	45,409
Custodian fees	140,445
Printing and postage	17,115
Professional fees	109,848
Other	43,490
Total expenses	6,153,874
Less expense reductions	(5,029,780)
Net expenses	1,124,094
Net investment income	594,808
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	178,253
178,253
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(338,528)
(338,528)
Net realized and unrealized loss	(160,275)
Increase in net assets from operations	$434,533
15	JOHN HANCOCK Collateral Trust | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 12-31-21	Year ended 12-31-20
Increase (decrease) in net assets
From operations
Net investment income	$594,808	$13,420,669
Net realized gain	178,253	24,137
Change in net unrealized appreciation (depreciation)	(338,528)	436,183
Increase in net assets resulting from operations	434,533	13,880,989
Distributions to shareholders
From earnings	(824,477)	(13,420,670)
Total distributions	(824,477)	(13,420,670)
Fund share transactions
Shares issued	18,830,862,725	32,716,869,882
Distributions reinvested	19,990	62,146
Repurchased	(18,724,962,126)	(33,835,049,646)
Total from fund share transactions	105,920,589	(1,118,117,618)
Total increase (decrease)	105,530,645	(1,117,657,299)
Net assets
Beginning of year	1,151,933,341	2,269,590,640
End of year	$1,257,463,986	$1,151,933,341
Share activity
Shares outstanding
Beginning of year	115,123,545	226,829,801
Shares issued	1,882,069,724	3,269,029,058
Distributions reinvested	1,998	6,210
Shares repurchased	(1,871,486,551)	(3,380,741,524)
End of year	125,708,716	115,123,545
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Collateral Trust	16

Financial highlights
Period ended	12-31-21	12-31-20	12-31-19	12-31-18	12-31-17
Per share operating performance
Net asset value, beginning of period	$10.01	$10.01	$10.00	$10.00	$10.01
Net investment income[1]	0.01	0.06	0.23	0.20	0.11
Net realized and unrealized gain (loss) on investments	(0.01)	—[2]	0.01	—[2]	(0.01)
Total from investment operations	0.00	0.06	0.24	0.20	0.10
Less distributions
From net investment income	(0.01)	(0.06)	(0.23)	(0.20)	(0.11)
From net realized gain	—[2]	—	—	—	—
Total distributions	(0.01)	(0.06)	(0.23)	(0.20)	(0.11)
Net asset value, end of period	$10.00	$10.01	$10.01	$10.00	$10.00
Total return (%)[3]	0.04	0.64	2.43	2.00	1.00
Ratios and supplemental data
Net assets, end of period (in millions)	$1,257	$1,152	$2,270	$2,265	$1,667
Ratios (as a percentage of average net assets):
Expenses before reductions	0.55	0.54	0.53	0.53	0.54
Expenses including reductions	0.10	0.09	0.08	0.08	0.09
Net investment income	0.05	0.64	2.28	1.99	1.07
Portfolio turnover (%)[4]	21	96	106	70	132

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	The calculation of portfolio turnover excludes amounts from all securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund.
17	JOHN HANCOCK Collateral Trust | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Collateral Trust (the fund) is the sole series of John Hancock Collateral Trust (the Trust), an open-end management investment company organized under the Investment Company Act of 1940, as amended (the 1940 Act). The fund is a privately offered 1940 Act registered institutional prime money market fund and beneficial interests of the fund are not registered under the Securities Act of 1933, as amended. The current investors in the fund are investment companies advised by John Hancock Investment Management LLC, the fund’s investment advisor (the Advisor), or its affiliates. Effective November 19, 2021, the fund converted to an institutional prime money market fund and has the ability to impose liquidity fees on redemptions and/or temporarily suspend redemptions in the event that fund’s weekly liquid assets fall below certain thresholds. This is subject to a determination by fund’s Board that such a liquidity fee or redemption gate is in the fund’s best interest. The fund serves primarily as an investment vehicle for cash received as collateral by such affiliated funds for participation in securities lending. The fund also serves as an investment vehicle for an overnight cash sweep for affiliated funds.
The investment objective of the fund is to seek current income, while maintaining adequate liquidity, safeguarding the return of principal and minimizing risk of default. The fund invests only in U.S. dollar-denominated securities rated, at the time of investment, within the two highest short-term credit categories and their unrated equivalents. The fund’s net asset value (NAV) varies daily.
In accordance with Rule 2a-7, the fund is designated as an institutional prime money market fund and is required to utilize current market-based prices to value its portfolio securities and transact at a floating net asset value (NAV) that uses four-decimal-place precision ($10.0000). Because the share price of the fund will fluctuate, when a shareholder sells its shares, they may be worth more or less than what the shareholder originally paid for them.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
ANNUAL REPORT | JOHN HANCOCK Collateral Trust	18

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of December 31, 2021, all investments are categorized as Level 2 under the hierarchy described above.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, the fund could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a
19	JOHN HANCOCK Collateral Trust | ANNUAL REPORT

combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended December 31, 2021, the fund had no borrowings under the line of credit. Commitment fees for the year ended December 31, 2021 were $9,333.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of December 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended December 31, 2021 and 2020 was as follows:
	December 31, 2021	December 31, 2020
Ordinary income	$824,477	$13,420,670
As of December 31, 2021, there were no distributable earnings on a tax basis.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at December 31, 2021.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
The Advisor serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Placement Agent), performs services related to the offering and sale of shares of the fund. The Advisor and the Placement Agent are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
ANNUAL REPORT | JOHN HANCOCK Collateral Trust	20

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.500% of the first $1.5 billion of the fund’s average net assets and (b) 0.480% of the fund’s average net assets in excess of $1.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive its management fee by 0.45% of the fund’s average net assets. The expense waiver will remain in effect until April 30, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time and may be terminated at any time thereafter.
The expense reductions described above amounted to $5,029,780 for the year ended December 31, 2021.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended December 31, 2021, were equivalent to a net annual effective rate of 0.05% of the fund’s average daily net assets.
Administrative services fees. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These administrative services fees incurred, for the year ended December 31, 2021, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (the Transfer Agent), an affiliate of the Advisor. Monthly, the fund pays the Transfer Agent a fee which is based on an annual rate of $60,000. The fund also pays certain out-of-pocket expenses to the Transfer Agent.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. These Trustees receive from the fund an annual retainer. In addition, Trustee out-of-pocket expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $35,793,965 and $120,024,123, respectively, for the year ended December 31, 2021.
Note 6—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
21	JOHN HANCOCK Collateral Trust | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Collateral Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Collateral Trust (the "Fund") as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2022
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	22

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2015	191
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	191
Trustee
Foresters Financial, Chief Executive Officer (since 2018) and board member (since 2017). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2015	191
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham,[2] Born: 1944	2015	191
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey, Born: 1946	2015	191
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Deborah C. Jackson, Born: 1952	2015	191
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
23	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Steven R. Pruchansky, Born: 1944	2015	191
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	191
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2015	191
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	191
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
ANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	24

Non-Independent Trustees[3] (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Marianne Harrison, Born: 1963	2018	191
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2015
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2015
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
25	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	26

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Bridget Bruce
Christopher Coccoluto
Jeffrey N. Given, CFA
Michael Lorizio
James Madison
Placement Agent
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov.
The fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on Form N-MFP. Form N-MFP is available on the SEC’s website at sec.gov. Shareholders may access Form N-MFP via the link to the fund at https://www.jhinvestments.com/collateral-trust.
We make this information on your fund available by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
27	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Collateral Trust. It is not authorized for distribution to prospective investors unless preceded or accompanied by a registration statement.
315A 12/21
2/2022

ITEM 2. CODE OF ETHICS.

As of the end of the year, December 31, 2021, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant's annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $36,884 for the fiscal year ended December 31, 2021 and $35,978 for the fiscal year ended December 31, 2020. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related service fees amounted to $776 for the fiscal year ended December 31, 2021 and $604 for the fiscal year ended December 31, 2020. These fees were billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates"). The nature of the services provided was related to a software licensing fee and internal controls reviews. In addition, amounts billed to control affiliates for service provider internal controls reviews were $119,500 for the fiscal year ended December 31, 2021 and $116,000 for the fiscal year ended December 31, 2020.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning ("tax fees") amounted to $ 2,915 for the fiscal year ended December 31, 2021 and $2,858 for the fiscal year ended December 31, 2020. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees billed to the registrant or to the control affiliates amounted to $289 for the fiscal year ended December 31, 2021 and $89 for the fiscal year ended December 31, 2020. The nature of the services comprising all other fees is advisory services provided to the investment manager.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant, for the fiscal year ended December 31, 2021, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates of the registrant was $988,448 for the fiscal year ended December 31, 2021 and $1,259,110 for the fiscal year ended December 31, 2020.

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman

William H. Cunningham

Frances G. Rathke

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Nominating and Governance Committee Charter.

.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) See attached Code of Ethics.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Trust

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	February 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President
Date:	February 18, 2022
By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	February 18, 2022